Related party transactions - Schedule of related party transactions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Related Party Transactions [Abstract]
Management fees and other	$ 3,875	$ 259	$ 9,190	$ 582
Dividends	18,852	467	26,010	557
Total amounts received from other related parties	$ 22,727	$ 726	$ 35,200	$ 1,139